Accounts receivable, net	12 Months Ended
Mar. 31, 2019
Accounts receivable, net
Accounts receivable, net

4.Accounts receivable, net

Accounts receivable, net consisted of the followings:

As of March 31
2019
Accounts receivable, gross	$451,132
Less: allowance for doubtful accounts	—
Accounts receivable, net	$451,132